Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of BeijingWits Medical Limited (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 15, 2012
Business Acquisition [Line Items]
Goodwill	$ 463,324	$ 357,523	$ 315,441
Cash consideration	124,301	93,553	72,508
Contingent consideration		3,245
BeijingWits Medical Limited
Business Acquisition [Line Items]
Property, plant and equipment				172
Goodwill				13,512 [1]
Cash and cash equivalents				587
Accounts receivable				657
Unbilled revenue				176
Other current assets				228
Deferred tax liability				(559)
Current liabilities				(1,007)
Liability arising from contingent consideration arrangement				(7,000)
Net assets acquired				9,000
Cash consideration				9,000
Contingent consideration				7,000
Amount of total consideration				16,000
Liabilities included in preliminary purchase price allocation re contingent consideration				(7,000)
Net assets acquired/Net purchase consideration				9,000
BeijingWits Medical Limited | Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset				1,761
BeijingWits Medical Limited | Order Backlog
Business Acquisition [Line Items]
Intangible asset				376
BeijingWits Medical Limited | Non-compete Agreements
Business Acquisition [Line Items]
Intangible asset				$ 97

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.